As filed with the Securities and Exchange Commission on June 1, 2006

File Nos. 333-10015
811-07763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.____	[ ]
Post-Effective Amendment No. 33	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 34	[X]

MASTERS’ SELECT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999
(Registrant’s Telephone Numbers, Including Area Code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
Orinda, CA 94563

(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on June 30, 2006 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on__________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 31 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on March 22, 2006 and pursuant to Rule 485(a)(1) would become effective on June 5, 2006.

This Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 30, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 33 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement (File No. 333-10015) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, State of California on the 31st day of May, 2006.

MASTERS’ SELECT FUNDS TRUST

By: /s/ Kenneth E. Gregory*
Kenneth E. Gregory
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kenneth E. Gregory* Kenneth E. Gregory	President and Trustee	May 31, 2006
/s/ Craig A. Litman* Craig A. Litman	Trustee	May 31, 2006
/s/ A. George Battle* A. George Battle	Trustee	May 31, 2006
/s/ Frederick A. Eigenbrod, Jr.* Frederick A. Eigenbrod, Jr.	Trustee	May 31, 2006
/s/ Harold M. Shefrin* Harold M. Shefrin	Trustee	May 31, 2006
/s/ Taylor M. Welz* Taylor M. Welz	Trustee	May 31, 2006
/s/ John Coughlan* John Coughlan	Chief Financial and Accounting Officer	May 31, 2006

*By/s/ Joy Ausili Joy Ausili, Attorney-in-Fact under powers of Attorney as filed herewith.